Principal assumptions on actuarial valuation (Details) - ₩ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure - Principal assumptions on actuarial valuation [Abstract]
Discount rate	1.87%~2.12%	1.92%~2.05%
Future salary and benefit levels	4.28%	4.39%
Weighted average duration	10.77	10.95